Summary of Loans by Credit Quality Indicator by Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	$ 1,511,915	$ 1,369,514	$ 985,680	$ 856,827
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	200,755	169,882	127,827	121,805
Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	832,785	745,823	549,883	442,376
Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	328,816	306,187	219,938	207,996
Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	71,844	67,920	24,592	20,402
Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	34,491	40,127	34,923	32,902
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	43,160	39,502	28,437	31,270
Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	64	73	80	76
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	1,467,274	1,324,639	934,550	790,268
Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	190,632	165,842	125,719	114,132
Pass | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	809,867	716,243	512,616	396,902
Pass | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	318,258	295,870	209,461	197,720
Pass | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	71,261	67,360	24,115	19,907
Pass | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	34,156	39,936	34,464	30,877
Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	43,036	39,315	28,095	30,654
Pass | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	64	73	80	76
Pass/Watch
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	19,278	18,836	27,282	34,271
Pass/Watch | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	2,033	2,824	972	5,081
Pass/Watch | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	10,795	11,502	22,086	21,779
Pass/Watch | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	5,768	4,303	3,504	5,267
Pass/Watch | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	365	0	386	396
Pass/Watch | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	297	147	264	1,632
Pass/Watch | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	20	60	70	116
Pass/Watch | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
OAEM
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	6,281	9,887	4,477	7,654
OAEM | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	1,018	203	18	964
OAEM | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	4,433	8,804	3,345	5,446
OAEM | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	584	867	1,087	1,048
OAEM | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	218	0	0	0
OAEM | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	93
OAEM | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	28	13	27	103
OAEM | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	18,733	16,044	19,283	24,478
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	6,723	1,013	1,084	1,532
Substandard | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	7,690	9,274	11,836	18,249
Substandard | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	4,206	5,039	5,832	3,904
Substandard | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	560	91	99
Substandard | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	38	44	195	300
Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	76	114	245	394
Substandard | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	349	108	88	156
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	349	0	34	96
Doubtful | Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful | Real estate, Residential
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	108	54	57
Doubtful | Single-Family Interim Construction
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	0
Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	0	0	0	3
Doubtful | Other Loan
Financing Receivable, Recorded Investment [Line Items]
Loans, gross	$ 0	$ 0	$ 0	$ 0